Business Combination	12 Months Ended
Dec. 31, 2025
Business Combination
Business Combination

Note 6.Business Combination

On August 4, 2025 (the “Acquisition Date”), WISeKey, through its subsidiary SEALSQ, acquired 100% of the issued and outstanding shares of IC’Alps, a French société par actions simplifiée, pursuant to a Share Purchase Agreement dated May 26, 2025. IC’Alps is a France-based ASIC and system-on-chip design company serving the medical, automotive, industrial, and security markets. The acquisition enhances WISeKey’s semiconductor design capabilities and expands the Group’s engineering workforce and customer relationships.

The acquisition was accounted for as a business combination in accordance with ASC 805, Business Combinations, with SEALSQ identified as the accounting acquirer. The assets, liabilities, and results of IC’Alps have been included in the Group’s consolidated financial statements from August 4, 2025.

The total consideration transferred for the acquisition of IC’Alps was USD 13,892,574 and consisted of the following components:

USD’000
Cash consideration (EUR 10,000,000)	11,429
Equity consideration (823,988 SEALSQ ordinary shares at USD 2.99)	2,464
Total consideration transferred	13,893

The equity consideration was measured at the quoted closing price of SEALSQ’s ordinary shares on the Acquisition Date. Acquisition-related costs of USD 306,064 were expensed as incurred and are included within general and administrative expenses in the consolidated income statement.

The Share Purchase Agreement included an earn-out arrangement payable in SEALSQ shares if IC’Alps achieved specified revenue targets for the year ended December 31, 2025. Because settlement would occur through a variable number of shares, the earn-out was classified as a liability under ASC 480 and ASC 815-40. At the Acquisition Date, the fair value of the contingent consideration was determined to be zero based on probability-weighted revenue scenarios. As of December 31, 2025, the revenue targets were not met, and no contingent consideration liability was recognized. No remeasurement gains or losses were recorded during the year ended December 31, 2025.

The following table summarizes the final allocation of the purchase price as of August 4, 2025:

USD’000
Cash and cash equivalents	879
Current assets	3,182
Property, plant and equipment, net of accumulated depreciation	237
Intangible assets (pre-existing), net of accumulated amortization	3,526
Right-of-use assets	3,465
Other noncurrent assets	124
Identifiable intangible assets	17,665
Total assets acquired	29,078
Total current liabilities	(4,467)
Long-term liabilities (excluding deferred tax liabilities)	(11,806)
Deferred income tax liability	(4,416)
Total liabilities assumed	(20,689)
Net identifiable assets acquired	8,389

The purchase price allocation was finalized during the year ended December 31, 2025.

Deferred tax liabilities of USD 4,416,375 were recognized primarily as a result of differences between the fair value and tax basis of acquired identifiable intangible assets. The deferred tax liabilities will reverse over the amortization period of the related intangible assets.

The following table reconciles the total consideration transferred to the net identifiable assets acquired and the resulting goodwill recognized as of the Acquisition Date (in USD):

USD’000
Total consideration transferred	13,893
Less: net identifiable assets acquired	(8,389)
Goodwill recognized at Acquisition Date	5,504

Goodwill represents the excess of the consideration transferred over the fair value of identifiable assets acquired and liabilities assumed. The goodwill recognized is primarily attributable to expected operational and revenue synergies, the expansion of WISeKey’s ASIC and system-on-chip design capabilities, access to IC’Alps’ skilled engineering workforce, and cross-selling opportunities within the Group’s existing customer base. These benefits do not qualify for separate recognition as identifiable intangible assets under ASC 805.

Goodwill is recorded in the functional currency of IC’Alps (EUR) and is translated into USD at the applicable closing exchange rate at each reporting date in accordance with ASC 830.

Goodwill has been allocated to the Group’s ASIC reporting unit. Goodwill is not amortized and is tested for impairment at least annually, or more frequently if events or changes in circumstances indicate that it may be impaired, in accordance with ASC 350.

No impairment indicators were identified as of December 31, 2025. The goodwill recognized is not expected to be deductible for income tax purposes.

The identifiable intangible assets recognized in connection with the acquisition and their estimated useful lives are presented below. Intangible assets are amortized on a straight-line basis over their estimated useful lives. The weighted-average useful life of the acquired identifiable intangible assets is approximately 15.3 years.

	Fair value	Useful life
Intangible asset	USD’000	Years
Customer relationships	12,772	19
Accreditations	1,284	3
Corp trade name	657	9
Technology	1,526	9
Software	163	9
Backlog	1,263	2
Acquired identifiable intangible assets	17,665	15.3

For the period from August 4, 2025, through December 31, 2025, IC’Alps contributed revenue of USD 3,600,625 and net loss of USD 1,405,384 to the Group’s consolidated results.

Supplemental Pro Forma Information (Unaudited)

The following unaudited pro forma consolidated financial information presents the combined results of WISeKey and IC’Alps as if the acquisition had occurred on January 1, 2024.

	12 months ended December 31,
USD’000	2025	2024
Revenue	26,235	22,024
Net income (loss)	(43,613)	(35,624)

The unaudited pro forma financial information includes adjustments to reflect incremental amortization of acquired identifiable intangible assets, related income tax effects, elimination of acquisition-related transaction costs, and elimination of intercompany transactions. The pro forma financial information does not reflect potential synergies or integration costs.